SCHEDULE OF BOND LIABILITIES MINIMUM PAYMENTS (Details) - USD ($)	Jul. 31, 2025	Jan. 31, 2025
Other Liabilities Disclosure [Abstract]
Remainder of Fiscal Year	$ 791,000
Year One	750,000	$ 791,000
Year Two	500,000	750,000
Year Three	1,089,000	500,000
Year Four		1,089,000
Year Five
Thereafter
Total	$ 3,130,000	$ 3,130,000